Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Revenue Information

Revenue mainly represents revenues from the sale of crude oil, natural gas, refined products and chemical products. The revenue information for the year ended December 31, 2018 is as follows:

Type of Category	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
Type of goods and services
Crude oil	477,512	—	440,560	—	—	918,072
Natural gas	104,927	—	222,387	256,810	—	584,124
Refined products	21,276	702,572	1,315,959	—	—	2,039,807
Chemical products	—	164,229	—	—	—	164,229
Pipeline transportation business	—	—	—	70,068	—	70,068
Non-oil sales in gas stations	—	—	22,274	—	—	22,274
Others	54,768	7,153	1,722	35,545	2,372	101,560
Intersegment elimination	(539,295)	(692,660)	(280,639)	(34,156)	(606)	(1,547,356)

Revenue from contracts with customers	119,188	181,294	1,722,263	328,267	1,766	2,352,778

Other revenue						810

Total						2,353,588

Geographical Region
Mainland China	41,791	181,294	963,061	328,267	1,766	1,516,179
Others	77,397	—	759,202	—	—	836,599

Revenue from contracts with customers	119,188	181,294	1,722,263	328,267	1,766	2,352,778

Other revenue						810

Total						2,353,588